CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss for the year	$ (599,151)	$ (56,656)	$ (60,366)
Adjustments for:
Revenues recognized on acceptance of cryptocurrencies	(324,503)	(342,250)	(304,962)
Depreciation and amortization	81,096	75,541	66,424
Listing fee	0	33,151	0
Share-based payment expenses	33,968	45,488	90,648
(Gains) / losses on disposal of property, plant and equipment	(108)	11	(662)
Changes in fair value of financial assets at fair value through profit or loss	(1,970)	(3,527)	841
Change in fair value of derivative liabilities	498,167	0	0
Change in fair value of holdback shares issued in connection with the FreeChain Acquisition	3,186	0	0
Net gain on disposal of financial assets at fair value through profit or loss	0	0	(213)
Net losses on disposal of mining rigs	13	1,573	497
Net (gains) / losses on disposal of cryptocurrencies	(8,188)	(2,061)	3,131
Change in fair value of cryptocurrency-settled receivables and payables	6,362	(3,305)	0
Impairment charges	936	2	0
Loss on foreign currency transactions	1,585	1,016	2,881
Loss on extinguishment of convertible senior notes	8,172	0	0
Gain on modification of convertible notes	0	(481)	0
Loss on disposal of subsidiaries	0	74	0
Interest income	(7,871)	(7,953)	(4,291)
Interest accretion on lease liabilities	3,473	2,605	2,425
Interest expense on borrowings	14,310	2,476	2,778
Loss on lease termination	197	0	0
Income tax (benefits) / expenses	(2,443)	5,685	(4,400)
Changes in:
Restricted cash	(7,818)	1,956	(1,184)
Trade receivables	12,371	381	(5,350)
Prepayments and other assets	(219,162)	(49,032)	(22,629)
Inventories	(81,196)	(204)	716
Mining rigs held for sale	1,652	4	1,002
Amounts due from a related party	(5,984)	(111)	337
Trade payables	(11,260)	13,603	(6,018)
Deferred revenue	1,306	3,542	(9,159)
Amounts due to a related party	(2)	(283)	297
Other payables and accruals	(10,305)	(5,113)	1,299
Cash used in operating activities:	(613,167)	(283,868)	(245,958)
Interest paid on leases	(3,473)	(2,605)	(2,425)
Interest paid on borrowings	(3,952)	(2,181)	(2,433)
Interest received	7,115	7,572	2,791
Income tax paid	(8,596)	(1,500)	(20,012)
Income tax refunded	0	10,795	0
Net cash used in operating activities	(622,073)	(271,787)	(268,037)
Cash flows from investing activities
Purchase of property, plant and equipment, investment properties and intangible assets	(119,487)	(63,305)	(63,200)
Purchase of mining rigs	(7,731)	(63,041)	0
Purchase of financial assets at fair value through profit or loss	(2,776)	(4,400)	(61,550)
Proceeds from disposal of financial assets at fair value through profit or loss	0	31,111	1,213
Purchase of cryptocurrencies	0	0	(285,990)
Loans to a related party	0	0	(322)
Repayments from a related party	0	322	1,087
Lending to a third party	0	(61)	(2,546)
Proceeds from disposal of property, plant and equipment	298	73	962
Proceeds from disposal of mining rigs	0	27	0
Proceeds from disposal of cryptocurrencies	248,447	299,128	560,988
Disposal of subsidiaries, net of cash disposed of	0	0	9,881
Cash paid for asset acquisition, net of cash acquired	0	0	(26,730)
Cash paid for business combinations, net of cash acquired	(6,051)	0	0
Net cash generated from investing activities	112,700	199,854	133,793
Cash flows from financing activities
Capital element of lease rentals paid	(9,676)	(5,191)	(3,884)
Net payment related to Business Combination	0	(7,662)	0
Repayments of borrowings	(15,000)	(7,000)	0
Proceeds from issuance of shares for exercise of share awards	5,170	412	0
Proceeds from issuance of ordinary shares and warrants, net of transaction costs	485,108	9,494	0
Payment for the future issuance cost	0	(942)	0
Acquisition of treasury shares	(617)	(2,604)	0
Proceeds from convertible senior notes, net of transaction costs	554,214	0	0
Repayments made in connection with the extinguishment of convertible senior notes	(14,932)	0	0
Purchase of zero-strike call option	(160,000)	0	0
Net cash generated from/ (used in) financing activities	844,267	(13,493)	(3,884)
Net increase / (decrease) in cash and cash equivalents	334,894	(85,426)	(138,128)
Cash and cash equivalents at January 1	144,729	231,362	372,088
Effect of movements in exchange rates on cash and cash equivalents held	(3,353)	(1,207)	(2,598)
Cash and cash equivalents at December 31	$ 476,270	$ 144,729	$ 231,362